UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services – 16.6%
Cameron International Corp. (a)(b)(c)	486,000	$24,431,220
Core Laboratories NV (b)	89,700	10,006,932
National Oilwell Varco, Inc. (b)	380,700	27,524,610
Schlumberger Ltd. (b)	235,900	16,810,234
Superior Energy Services, Inc. (a)(b)(c)	205,300	4,448,851
Technip SA	163,600	17,173,937
Transocean Ltd. (b)	301,200	14,105,196
Weatherford International Ltd. (a)(b)	606,300	7,305,915

		121,806,895

Metals & Mining – 3.2%
Goldcorp, Inc. (b)	96,200	3,467,048
Pan American Silver Corp. (b)	177,100	2,645,874
Prospect Global Resources, Inc. (a)	2,884,615	6,634,616
Silver Wheaton Corp. (b)	377,000	10,382,580

		23,130,118

Oil, Gas & Consumable Fuels – 77.8%
Access Midstream Partners LP (b)	270,600	7,847,400
Alpha Natural Resources, Inc. (a)(b)(c)	2,059,414	14,436,492
AltaGas Ltd. (b)	513,100	15,963,225
Anadarko Petroleum Corp. (b)	438,700	30,463,328
Bonanza Creek Energy, Inc. (a)(b)	670,000	11,745,100
Cabot Oil & Gas Corp. (b)	387,000	16,327,530
Cheniere Energy, Inc. (a)(b)	2,289,985	31,212,495
Cimarex Energy Co. (b)	148,200	8,401,458
Concho Resources, Inc. (a)(b)	69,800	5,950,450
CONSOL Energy, Inc. (b)	280,100	8,117,298
Crescent Point Energy Corp. (b)	336,400	13,370,797
Crew Energy, Inc. (a)(b)	1,709,192	11,793,996
DCP Midstream Partners LP	242,600	10,342,038
Denbury Resources, Inc. (a)(b)	754,500	11,408,040
Energy XXI (Bermuda) Ltd. (b)	455,700	14,208,726
EQT Corp. (b)	409,611	23,102,060
Golar LNG Ltd.	346,173	13,383,048
Keyera Corp. (b)	466,667	21,065,977
Kodiak Oil & Gas Corp. (a)(b)(c)	827,700	6,911,295
Kosmos Energy Ltd. (a)(b)	1,041,300	9,934,002
Magnum Hunter Resources Corp. (a)(b)(c)	745,500	2,832,900
MarkWest Energy Partners LP (b)	375,589	19,744,714
Noble Energy, Inc. (b)	295,400	25,826,822
NuVista Energy Ltd. (a)(b)	589,300	2,656,066
Occidental Petroleum Corp. (b)	344,607	29,991,147
ONEOK Partners LP (b)	325,402	18,918,872
Pembina Pipeline Corp.	301,800	8,065,254
Pioneer Natural Resources Co. (b)	219,109	19,419,631
Plains All American Pipeline LP (b)	185,500	16,324,000
Range Resources Corp.	559,300	35,012,180
Southwestern Energy Co. (a)(b)(c)	299,965	9,973,836
Targa Resources Partners LP (b)	145,400	5,520,838
Trilogy Energy Corp. (b)	354,770	8,592,874
Valero Energy Corp. (b)	1,567,174	43,097,285
Whiting Petroleum Corp. (a)(b)	560,800	22,656,320

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP	300,784	$16,335,579

		570,953,073

Total Common Stocks – 97.6%		715,890,086

Rights
Oil, Gas & Consumable Fuels – 0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013 (a)(c)	70,300	–

Total Long-Term Investments
(Cost – $674,438,342) – 97.6%		715,890,086

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	28,831,251	28,831,251

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.30% (d)(e)(f)	$ 13,640	13,640,239

Total Short-Term Securities
(Cost – $42,471,490) – 5.8%		42,471,490

Total Investments Before Outstanding Options Written
(Cost – $716,909,832*) – 103.4%		758,361,576

Options Written	Contracts
Exchange-Traded Call Options – (1.1)%
Access Midstream Partners LP, Strike Price USD 30, Expires 9/24/12	450	(22,500)
Alpha Natural Resources, Inc., Strike Price USD 11, Expires 8/20/12	1,000	(4,000)
AltaGas Ltd., Strike Price CAD 30, Expires 10/22/12	1,700	(258,513)
Anadarko Petroleum Corp.:
Strike Price USD 72.50, Expires 8/20/12	1,000	(115,000)
Strike Price USD 72.50, Expires 9/24/12	450	(119,475)
Bonanza Creek Energy, Inc.:
Strike Price USD 17.50, Expires 8/20/12	1,030	(79,825)
Strike Price USD 20, Expires 9/24/12	450	(21,375)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	CAD EUR	Canadian Dollar Euro	USD	US Dollar

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Cabot Oil & Gas Corp.:
Strike Price USD 39, Expires 8/20/12	600	$ (228,000)
Strike Price USD 44, Expires 9/24/12	100	(21,750)
Cameron International Corp.:
Strike Price USD 44, Expires 8/20/12	650	(419,250)
Strike Price USD 47, Expires 9/24/12	450	(209,250)
Strike Price USD 50, Expires 11/19/12	500	(200,000)
Cheniere Energy, Inc.:
Strike Price USD 16, Expires 8/20/12	2,000	(40,000)
Strike Price USD 17, Expires 8/20/12	1,500	(11,250)
Strike Price USD 15, Expires 9/24/12	1,806	(139,965)
Strike Price USD 16, Expires 9/24/12	2,250	(112,500)
Cimarex Energy Co.:
Strike Price USD 55, Expires 8/20/12	115	(40,825)
Strike Price USD 60, Expires 8/20/12	200	(28,500)
Strike Price USD 60, Expires 9/24/12	175	(44,625)
Concho Resources, Inc., Strike Price USD 85, Expires 9/24/12	230	(120,750)
CONSOL Energy, Inc., Strike Price USD 31, Expires 8/20/12	580	(20,880)
Core Laboratories NV:
Strike Price USD 120, Expires 8/20/12	150	(4,875)
Strike Price USD 110, Expires 9/24/12	146	(86,870)
Crescent Point Energy Corp.:
Strike Price CAD 40, Expires 8/20/12	555	(31,822)
Strike Price CAD 41, Expires 8/20/12	555	(12,452)
Crew Energy, Inc.:
Strike Price CAD 7.50, Expires 8/20/12	1,000	(19,943)
Strike Price CAD 7, Expires 9/24/12	1,640	(106,297)
Denbury Resources, Inc.:
Strike Price USD 15, Expires 8/20/12	300	(22,500)
Strike Price USD 16, Expires 9/24/12	1,000	(65,000)
Energy XXI (Bermuda) Ltd.:
Strike Price USD 32, Expires 8/20/12	350	(41,125)
Strike Price USD 35, Expires 9/24/12	650	(58,500)
EQT Corp., Strike Price USD 50, Expires 8/20/12	865	(588,200)
Goldcorp, Inc.:
Strike Price USD 34, Expires 9/24/12	160	(50,400)
Strike Price USD 35, Expires 9/24/12	160	(40,160)
Keyera Corp.:
Strike Price CAD 44, Expires 8/20/12	500	(67,308)
Strike Price CAD 44, Expires 10/22/12	500	(97,223)
Kodiak Oil & Gas Corp.:
Strike Price USD 9, Expires 8/20/12	1,167	(37,928)
Strike Price USD 10, Expires 9/24/12	400	(17,000)
Kosmos Energy Ltd., Strike Price USD 12.50, Expires 8/20/12	600	(9,000)
Magnum Hunter Resources Corp.:
Strike Price USD 5, Expires 8/20/12	500	(2,500)
Strike Price USD 5, Expires 11/19/12	400	(8,000)
MarkWest Energy Partners LP:
Strike Price USD 50, Expires 8/20/12	425	(76,500)
Strike Price USD 52.50, Expires 8/20/12	200	(16,500)
Strike Price USD 55, Expires 9/24/12	395	(20,737)
National Oilwell Varco, Inc.:
Strike Price USD 70, Expires 8/20/12	610	(210,450)
Strike Price USD 70, Expires 9/24/12	645	(312,825)
Noble Energy, Inc., Strike Price USD 90, Expires 8/20/12	1,000	(105,000)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
NuVista Energy Ltd.:
Strike Price CAD 4, Expires 8/20/12	500	$(32,408)
Strike Price CAD 5, Expires 9/24/12	1,000	(42,379)
Occidental Petroleum Corp.:
Strike Price USD 90, Expires 8/20/12	230	(22,540)
Strike Price USD 90, Expires 11/19/12	500	(195,000)
Strike Price USD 92.50, Expires 11/19/12	500	(144,000)
ONEOK Partners LP:
Strike Price USD 55, Expires 8/20/12	389	(122,535)
Strike Price USD 60, Expires 10/22/12	700	(52,500)
Pan American Silver Corp.:
Strike Price USD 21, Expires 8/20/12	180	(900)
Strike Price USD 15, Expires 9/24/12	405	(43,538)
Pioneer Natural Resources Co.:
Strike Price USD 100, Expires 8/20/12	435	(26,100)
Strike Price USD 95, Expires 9/24/12	287	(100,450)
Plains All American Pipeline LP:
Strike Price USD 87.50, Expires 9/24/12	298	(43,955)
Strike Price USD 82.50, Expires 11/19/12	100	(53,000)
Strike Price USD 87.50, Expires 11/19/12	250	(55,000)
Schlumberger Ltd.:
Strike Price USD 67.50, Expires 8/20/12	285	(126,825)
Strike Price USD 71, Expires 9/07/12	500	(139,812)
Silver Wheaton Corp.:
Strike Price USD 29, Expires 8/20/12	200	(8,800)
Strike Price USD 32, Expires 8/20/12	200	(800)
Strike Price USD 28, Expires 9/24/12	900	(129,150)
Southwestern Energy Co.:
Strike Price USD 31, Expires 8/20/12	400	(110,600)
Strike Price USD 33, Expires 9/24/12	205	(43,152)
Superior Energy Services, Inc., Strike Price USD 25, Expires 9/24/12	680	(30,600)
Targa Resources Partners LP, Strike Price USD 37, Expires 8/20/12	440	(72,600)
Transocean Ltd.:
Strike Price USD 50, Expires 8/20/12	250	(14,000)
Strike Price USD 52.50, Expires 11/19/12	750	(112,500)
Trilogy Energy Corp.:
Strike Price CAD 26, Expires 8/20/12	585	(23,333)
Strike Price CAD 23, Expires 9/24/12	585	(140,001)
Valero Energy Corp.:
Strike Price USD 23, Expires 8/20/12	1,018	(460,645)
Strike Price USD 24, Expires 8/20/12	1,030	(365,650)
Strike Price USD 25, Expires 8/20/12	850	(222,275)
Strike Price USD 26, Expires 9/24/12	1,290	(285,735)
Strike Price USD 27, Expires 9/24/12	1,290	(208,980)
Weatherford International Ltd.:
Strike Price USD 14, Expires 8/20/12	500	(2,000)
Strike Price USD 15, Expires 9/24/12	1,500	(15,000)
Whiting Petroleum Corp.:
Strike Price USD 40, Expires 8/20/12	500	(92,500)
Strike Price USD 42.50, Expires 8/20/12	500	(40,000)
Strike Price USD 42.50, Expires 9/24/12	425	(76,500)
Strike Price USD 45, Expires 9/24/12	425	(42,500)

Total Exchange-Traded Call Options		(8,065,611)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options – (0.4)%
Access Midstream Partners LP, Strike Price USD 27.78, Expires 9/10/12, Broker Citigroup Global Markets, Inc.	50,000	$(96,846)
Bonanza Creek Energy, Inc.:
Strike Price USD 18, Expires 8/24/12, Broker Goldman Sachs & Co.	50,000	(30,138)
Strike Price USD 16.32, Expires 9/06/12, Broker Morgan Stanley & Co., Inc.	40,000	(69,202)
Cabot Oil & Gas Corp., Strike Price USD 34.16, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	62,000	(497,860)
CONSOL Energy, Inc., Strike Price USD 29.95, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	40,000	(2,932)
DCP Midstream Partners LP, Strike Price USD 41.55, Expires 8/24/12, Broker Deutsche Bank Securities Corp.	25,000	(43,473)
Energy XXI (Bermuda) Ltd., Strike Price USD 31.06, Expires 8/16/12, Broker Goldman Sachs & Co.	50,000	(63,603)
EQT Corp., Strike Price USD 57.07, Expires 9/14/12, Broker Goldman Sachs & Co.	48,500	(88,077)
Golar LNG Ltd.:
Strike Price USD 35.84, Expires 8/06/12, Broker Goldman Sachs & Co.	57,000	(160,740)
Strike Price USD 35.84, Expires 8/14/12, Broker Goldman Sachs & Co.	57,000	(169,956)
Keyera Corp., Strike Price CAD 42.93, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	70,000	(181,005)
Kodiak Oil & Gas Corp., Strike Price USD 8.64, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	116,500	(20,279)
Kosmos Energy Ltd.:
Strike Price USD 10.50, Expires 8/24/12, Broker Banc of America Securities	60,000	(4,275)
Strike Price USD 11.20, Expires 8/30/12, Broker Goldman Sachs & Co.	60,000	(4,990)
Strike Price USD 9.99, Expires 9/28/12, Broker Deutsche Bank Securities Corp.	60,000	(24,658)
Magnum Hunter Resources Corp., Strike Price USD 4.05, Expires 8/01/12, Broker Banc of America Securities	60,000	(127)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
MarkWest Energy Partners LP, Strike Price USD 55.04, Expires 9/07/12, Broker Banc of America Securities	22,000	$(8,160)
ONEOK Partners LP, Strike Price USD 58.58, Expires 9/14/12, Broker Citigroup Global Markets, Inc.	10,000	(8,596)
Range Resources Corp., Strike Price USD 60, Expires 8/07/12, Broker Banc of America Securities	196,000	(591,422)
Southwestern Energy Co., Strike Price USD 29.84, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	38,500	(134,365)
Technip SA:
Strike Price EUR 78.52, Expires 8/13/12, Broker UBS Securities LLC	29,200	(256,863)
Strike Price EUR 88.98, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	24,800	(65,292)

Total Over-the-Counter Call Options		(2,522,859)

Total Options Written
(Premiums Received – $7,274,000) – (1.5)%		(10,588,470)

Total Investments Net of Outstanding Options
Written – 101.9%		747,773,106
Liabilities in Excess of Other Assets – (1.9)%		(14,139,871)

Net Assets – 100.0%		$733,633,235

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$721,301,338

Gross unrealized appreciation	$144,467,454
Gross unrealized depreciation	(107,407,216)

Net unrealized appreciation	$37,060,238

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as
collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,873,138	13,958,113	28,831,251	$412	$26,886
BlackRock Liquidity Series, LLC Money Market Series	$60,660,178	$(47,019,939)	$13,640,239	–	$62,561

JULY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$104,632,958	$17,173,937	–	$121,806,895
Metals & Mining	23,130,118	–	–	23,130,118
Oil, Gas & Consumable Fuels	570,953,073	–	–	570,953,073
Rights	–	–	–	–
Short-Term Securities	28,831,251	13,640,239	–	42,471,490

Total	$727,547,400	$30,814,176	–	$758,361,576

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(7,925,800)	$(2,662,670)	–	$(10,588,470)

[1]	Derivative financial instruments are options, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$116,151	–	–	$116,151
Foreign currency	1,934	–	–	1,934
Cash pledged as collateral for options written	330,619	–	–	330,619
Liabilities:
Collateral on securities loaned at value	–	$(13,640,239)	–	(13,640,239)

Total	$448,704	$(13,640,239)	–	$(13,191,535)

There were no transfers between levels during the period ended July 31, 2012.

4	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2012